LOANS TO THIRD PARTIES-LONG TERM (Details)	Jun. 30, 2026 CNY (¥)	Jun. 30, 2026 USD ($)	Jun. 30, 2025 CNY (¥)
LOANS TO THIRD PARTIES-LONG TERM
Loans to third parties-long term	¥ 283,684,309	$ 41,809,894	¥ 118,500,000
Working fund to third party companies
LOANS TO THIRD PARTIES-LONG TERM
Loans to third parties-long term	¥ 283,684,309	$ 41,809,894	¥ 118,500,000